Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

December 31, 2017

Dates Covered
Collections Period	12/01/17 - 12/31/17
Interest Accrual Period	12/15/17 - 01/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/17	214,981,035.63	19,503
Yield Supplement Overcollateralization Amount 11/30/17	4,072,551.41	0
Receivables Balance 11/30/17	219,053,587.04	19,503
Principal Payments	11,092,269.15	361
Defaulted Receivables	429,196.86	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/17	3,734,089.19	0
Pool Balance at 12/31/17	203,798,031.84	19,108

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	19.52%

Prepayment ABS Speed	1.17%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.68%
Weighted Average APR, Yield Adjusted	5.29%
Weighted Average Remaining Term	29.57

Delinquent Receivables:
Past Due 31-60 days	5,604,480.66	382
Past Due 61-90 days	1,234,375.07	83
Past Due 91-120 days	221,018.81	20
Past Due 121+ days	0.00	0
Total	7,059,874.54	485

Total 31+ Delinquent as % Ending Pool Balance	3.46%

Recoveries	187,399.74

Aggregate Net Losses/(Gains) - December 2017	241,797.12

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.32%
Prior Net Losses Ratio	0.69%
Second Prior Net Losses Ratio	-0.12%
Third Prior Net Losses Ratio	1.18%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.59%

Flow of Funds	$ Amount

Collections	11,948,945.62
Advances	4,664.31
Investment Earnings on Cash Accounts	12,157.75
Servicing Fee	(182,544.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,783,223.02

Distributions of Available Funds
(1) Class A Interest	223,353.14
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	1,072,113.07
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,110,890.72
(7) Distribution to Certificateholders	343,179.84
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,783,223.02

Servicing Fee	182,544.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 12/15/17	204,870,144.91
Principal Paid	11,183,003.79
Note Balance @ 01/16/18	193,687,141.12

Class A-1
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-2a
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-2b
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-3
Note Balance @ 12/15/17	76,540,144.91
Principal Paid	11,183,003.79
Note Balance @ 01/16/18	65,357,141.12
Note Factor @ 01/16/18	18.4624692%

Class A-4
Note Balance @ 12/15/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	107,600,000.00
Note Factor @ 01/16/18	100.0000000%

Class B
Note Balance @ 12/15/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	20,730,000.00
Note Factor @ 01/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	257,039.39
Total Principal Paid	11,183,003.79
Total Paid	11,440,043.18

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.47703%
Coupon	1.70703%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	72,713.14
Principal Paid	11,183,003.79
Total Paid to A-3 Holders	11,255,716.93

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2600745
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3150504
Total Distribution Amount	11.5751249

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2054044
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.5904062
Total A-3 Distribution Amount	31.7958106

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	95.87
Noteholders' Principal Distributable Amount	904.13

Account Balances	$ Amount

Advances
Balance as of 11/30/17	50,249.03
Balance as of 12/31/17	54,913.34
Change	4,664.31

Reserve Account
Balance as of 12/15/17	2,527,722.68
Investment Earnings	2,261.63
Investment Earnings Paid	(2,261.63)
Deposit/(Withdrawal)	-
Balance as of 01/16/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68